Financial and Credit Risk Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Financial and Credit Risk Management [Abstract]
Investments Classified by Contractual Maturity Date [Table Text Block]
The following tables summarize carrying amounts of fixed income securities by contractual maturity. As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the period ended September 30, 2013	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$5,742	$43,202	$28,320	$52,502	$129,766
Percentage of total	4.4%	33.3%	21.8%	40.5%	100.0%

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

The following tables summarize carrying amounts of fixed income securities by contractual maturity (all amounts in '000s). As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

As of the year ended December 31, 2011	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$29,407	$27,317	$10,242	$36,525	$103,491
Percentage of total	28.4%	26.4%	9.9%	35.3%	100.0%

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table summarizes Atlas' investments at fair value as of the period ended September 30, 2013 and as of the year ended December 31, 2012 (all amounts in '000s):

September 30, 2013	Level 1	Level 2	Level 3	Total
Fixed income securities	$13,364	$116,168	$234	$129,766
Equities	433	—	—	433
Other investments	—	—	1,249	$1,249
Totals	$13,797	$116,168	$1,483	$131,448

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	1,262
Totals	$11,414	$88,002	$1,496	$100,912

The following table summarizes Atlas' investments at fair value as at the year ended December 31, 2012 and as of the year ended December 31, 2011(all amounts in '000s):

December 31, 2012	Level 1	Level 2	Level 3	Total
Fixed income securities	$9,843	$88,002	$234	$98,079
Equities	1,571	—	—	1,571
Other investments	—	—	1,262	$1,262
Totals	$11,414	$88,002	$1,496	$100,912

December 31, 2011	Level 1	Level 2	Level 3	Total
Fixed Income Securities	$13,363	$90,128	$—	$103,491
Equities	1,141	—	—	1,141
Totals	$14,504	$90,128	$—	$104,632